COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:-	COMMITMENTS AND CONTINGENT LIABILITIES

The facilities of the Company are rented under operating lease agreements that expire in 2015. The Company leases its motor vehicles and servers under cancelable operating lease agreements.

Aggregate minimum lease commitments under operating leases as of December 31, 2012, were as follows:

2013	$1,173
2014	1,145
2015	586

$2,904

Total rent expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 503, $ 586 and $ 967, respectively.
Total lease expenses for the years ended December 31, 2010, 2011 and 2012 amounted to $ 395, $ 349 and $ 234, respectively.